Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	CAD (1,990)	CAD 3,046
Total realized loss (gain) on derivative financial instruments	1,918	0
Ineffective portion of derivative financial instruments accounted for as hedges	36	32
Loss (gain) on derivative financial instruments	2,188	(1,375)
Gain (loss) on derivative instruments	(270)	1,375
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	1,421	1,589
Total realized loss (gain) on derivative financial instruments	919	(1,665)
Loss (gain) on derivative financial instruments not accounted for as hedges	2,340	(76)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(1,383)	(1,797)
Total realized loss (gain) on derivative financial instruments	1,498	1,962
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	886	3,386
Total realized loss (gain) on derivative financial instruments	(579)	(3,627)
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	1,918	0
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	CAD (2,610)	CAD 1,451